Loans and borrowings (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans And Borrowings
Borrowings	R$ 20,095,548	R$ 23,517,000	R$ 25,456,030
Mortgage guarantees	R$ 6,604	R$ 5,286